Intangible assets and goodwill - Goodwill impairment (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024
Acquisition of game development studios
Impairment losses on intangible assets acquired		$ 547
CGU Lightmap LLC
Acquisition of game development studios
EV/EBITDA	8.03		6.86
Impairment charge on goodwill	$ 47,494
Impairment losses on intangible assets acquired	$ 547
Growth rate of revenues	3.00%
Lightmap Ltd
Acquisition of game development studios
Pre-tax discount rate	17.30%
Lightmap Ltd
Acquisition of game development studios
Recoverable amount of the CGU		$ 9,606
Cash flow projections period	3 years
Lightmap Ltd | CGU Lightmap LLC
Acquisition of game development studios
Impairment charge on goodwill	$ 46,947